PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES AMOUNT DUE BY CUSTOMER TYPE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Due from third parties	¥ 268,715			¥ 304,530
Due from related parties	45,536			25,961
Total prepayments and other receivables	¥ 314,251	$ 48,299		¥ 330,491

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.